CAPITAL MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Shareholders' equity	$ 213,088	$ 179,058	$ 162,977	$ 131,347